28 Equity (Details)	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Shares outstanding	797,218,554
Percent of shares outstanding	100.00%
Authorised	1,152,937,970
Treasury shares [member]
Disclosure of classes of share capital [line items]
Shares outstanding	1,224,878
Percent of shares outstanding	0.15%
Novonor [member]
Disclosure of classes of share capital [line items]
Shares outstanding	305,517,121
Percent of shares outstanding	38.33%
Petrobras [member]
Disclosure of classes of share capital [line items]
Shares outstanding	288,188,691
Percent of shares outstanding	36.15%
Total [member]
Disclosure of classes of share capital [line items]
Shares outstanding	795,993,676
Percent of shares outstanding	99.85%
ADR [member]
Disclosure of classes of share capital [line items]
Shares outstanding	29,268,378	[1]
Percent of shares outstanding	3.67%	[1]
Other [member]
Disclosure of classes of share capital [line items]
Shares outstanding	173,019,486
Percent of shares outstanding	21.70%
Common shares [member]
Disclosure of classes of share capital [line items]
Shares outstanding	451,668,652
Percent of shares outstanding	100.00%
Authorised	535,661,731
Common shares [member] | Novonor [member]
Disclosure of classes of share capital [line items]
Shares outstanding	226,334,623
Percent of shares outstanding	50.11%
Common shares [member] | Petrobras [member]
Disclosure of classes of share capital [line items]
Shares outstanding	212,426,952
Percent of shares outstanding	47.03%
Common shares [member] | Other [member]
Disclosure of classes of share capital [line items]
Shares outstanding	12,907,077
Percent of shares outstanding	2.86%
Common shares [member] | Total [member]
Disclosure of classes of share capital [line items]
Shares outstanding	451,668,652
Percent of shares outstanding	100.00%
Class A preferred shares [member]
Disclosure of classes of share capital [line items]
Shares outstanding	345,049,672
Percent of shares outstanding	100.00%
Authorised	616,682,421
Class A preferred shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Shares outstanding	1,224,878
Percent of shares outstanding	0.35%
Class A preferred shares [member] | Novonor [member]
Disclosure of classes of share capital [line items]
Shares outstanding	79,182,498
Percent of shares outstanding	22.95%
Class A preferred shares [member] | Petrobras [member]
Disclosure of classes of share capital [line items]
Shares outstanding	75,761,739
Percent of shares outstanding	21.96%
Class A preferred shares [member] | Other [member]
Disclosure of classes of share capital [line items]
Shares outstanding	159,612,179
Percent of shares outstanding	46.26%
Class A preferred shares [member] | Total [member]
Disclosure of classes of share capital [line items]
Shares outstanding	343,824,794
Percent of shares outstanding	99.65%
Class A preferred shares [member] | ADR [member]
Disclosure of classes of share capital [line items]
Shares outstanding	29,268,378	[1]
Percent of shares outstanding	8.48%	[1]
Class B preferred shares [member]
Disclosure of classes of share capital [line items]
Shares outstanding	500,230
Percent of shares outstanding	100.00%
Authorised	593,818
Class B preferred shares [member] | Other [member]
Disclosure of classes of share capital [line items]
Shares outstanding	500,230
Percent of shares outstanding	100.00%
Class B preferred shares [member] | Total [member]
Disclosure of classes of share capital [line items]
Shares outstanding	500,230
Percent of shares outstanding	100.00%

[1]	American Depositary Receipts traded on the New York Stock Exchange (USA).